FINANCIAL INSTRUMENTS - Trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of major customers
Financial assets	$ 137,834	$ 138,985	$ 140,929
Credit risk
Disclosure of major customers
Period of failure to make payments considered as indicator of no reasonable expectation of recovery	180 days
Credit risk | Electricity companies in Japan, Europe and USA
Disclosure of major customers
Trade receivables			$ 8,000
Percentage of total trade receivables			78.40%
Credit risk | Electricity companies in Japan, Europe, USA and Uruguay
Disclosure of major customers
Trade receivables	$ 5,800
Percentage of total trade receivables	73.00%
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets	$ 223		$ 183
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | Less than 90 days
Disclosure of major customers
Financial assets	1		1
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets	25		45
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	41
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets	132
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets	4		136
Trade receivables and contract assets | Lifetime expected credit losses | Expected credit losses collectively assessed | After 3 years
Disclosure of major customers
Financial assets	20		1
Short-term deposits and debt investments | Lifetime expected credit losses
Disclosure of major customers
Financial assets	1,633
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets			861
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | Less than 90 days
Disclosure of major customers
Financial assets	16		41
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets	63
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	6		310
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets	6		502
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets	292		8
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | After 3 years
Disclosure of major customers
Financial assets	23
Short-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses individually assessed [member]
Disclosure of major customers
Financial assets	1,227
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed
Disclosure of major customers
Financial assets	398		467
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 90-180 days
Disclosure of major customers
Financial assets			1
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 181-360 days
Disclosure of major customers
Financial assets	1		1
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 1-2 years
Disclosure of major customers
Financial assets			4
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 2-3 Years
Disclosure of major customers
Financial assets	4		5
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 3-4 years
Disclosure of major customers
Financial assets	5		7
Long-term deposits and debt investments | Lifetime expected credit losses | Expected credit losses collectively assessed | 4-5 years
Disclosure of major customers
Financial assets	$ 388		$ 449